Segment Information - Long-lived assets (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 3,449,000	$ 3,357,000	$ 2,039,718
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,372,000	1,191,000	14,853
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,077,000	$ 2,166,000	$ 2,024,865